UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Ryan Larrenaga

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: March 31

Date of reporting period: September 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

September 30, 2016

COLUMBIA SHORT TERM BOND FUND

ABOUT COLUMBIA THREADNEEDLE INVESTMENTS

Columbia Threadneedle Investments is a leading global asset management group that provides a broad range of investment strategies and solutions for individual, institutional and corporate clients around the world.

With more than 2,000 people, including over 450 investment professionals based in North America, Europe and Asia, we manage $460 billion* of assets across developed and emerging market equities, fixed income, asset allocation solutions and alternatives. We are the 13th largest manager of long-term mutual fund assets in the U.S.** and the 4th largest manager of retail funds in the U.K.***

Our priority is the investment success of our clients. We aim to deliver the investment outcomes they expect through an investment approach that is team-based, performance-driven and risk-aware. Our culture is dynamic and interactive. By sharing our insights across asset classes and geographies, we generate richer perspectives on global, regional and local investment landscapes. The ability to exchange and debate investment ideas in a collaborative environment enriches our teams’ investment processes. More importantly, it results in better informed investment decisions for our clients.

Columbia funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

*	In U.S. dollars as of June 30, 2016. Source: Ameriprise Q2 Earnings Release. Includes all assets managed by entities in the Columbia and Threadneedle group of companies. Contact us for more current data.
**	Source: ICI as of June 30, 2016 for Columbia Management Investment Advisers, LLC.
***	Source: Investment Association as of March 2016 for Threadneedle Asset Management Limited.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Not part of the shareholder report

PRESIDENT’S MESSAGE

Dear Shareholders,

Volatility comes with the territory for long-term investors. Some investors instinctively want to pull out of the market or sell underperforming investments at the first sign of increased volatility or perhaps even as soon as they perceive it on the horizon. But taking yourself out of the market could mean losing out on potential opportunities, and putting your longer term investment goals at risk.

Cumulative return is not just about achieving high returns when markets are going up; it’s also about remaining invested and minimizing losses during weak or volatile markets so that you can participate on the upside. Developing a deeper understanding of the various risks your portfolio is subject to can help you balance these risks.

Diversification is critical in seeking to achieve that balance. We believe that most portfolios could be more effectively diversified either by introducing holdings with performance profiles unrelated to existing holdings (like alternative products) or by rebalancing existing holdings with an eye toward risk allocation. Over time, distributing risk more evenly may produce a more pronounced diversification benefit and may improve portfolio efficiency. We believe market volatility can create significant opportunities and, in fact, these periods may be some of the very best times to invest.

With this in mind, I thought it important to highlight excerpts from a piece written by Colin Moore, Global Chief Investment Officer, in which he touches on some of these issues emphasizing the importance of a properly constructed portfolio in seeking to effectively manage volatility and to achieve consistency of returns. I encourage you to read the article in its entirety. To access the full article and for other insights on current market, please visit blog.columbiathreadneedleus.com/latest-perspectives.

You need investments that are designed to help you ease the impact of volatile market environments and keep the savings you have worked tirelessly to amass. Columbia Threadneedle Investments provides investment solutions to help you tackle financial challenges and achieve your desired outcome.

Best regards,

Christopher O. Petersen

President, Columbia Funds

Excerpts from:

Taking the scare out of the volatility bogeyman

By Colin Moore, Global Chief Investment Officer

Colin Moore is the global chief investment officer for Columbia Threadneedle Investments. His responsibilities include ensuring that a disciplined investment process is in place across all asset classes, including equity and fixed income. Mr. Moore joined one of the Columbia Threadneedle Investments legacy firms in 2002 as head of equity and was also head of fixed income and liquidity strategies from 2009-2010.

■	In today’s low growth, higher volatility world, the emphasis is shifting from maximization of returns to consistency of returns.

■	Portfolios should represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong.

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

■	Holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals.

According to Wikipedia, “The bogeyman is a common allusion to a mythical creature in many cultures used to control behavior. This monster has no specific appearance, and conceptions about it can vary drastically from household to household within the same community; in many cases he has no set appearance in the mind of an adult or child, but is simply a non-specific embodiment of terror.” Different cultures have different names and physical representations for the bogeyman, and investors are no different. We have terrible monsters that we fear may destroy our portfolios, and we call one of the scariest of them volatility.

While the bogeyman is mythical (I hope!), volatility is real and can cause serious damage. To understand why investors have such a hard time coping with volatility, we first need to define three cognitive biases at work in today’s investment environment:

1)	Recency bias — something that has recently come to the forefront of our attention, regardless of how long established it is, suddenly seems to appear with improbable frequency.

2)	Negativity bias — we tend to have a greater recall of unpleasant memories than positive memories.

3)	Loss aversion — our dissatisfaction with losing money tends to be greater than our satisfaction with making money.

The level of volatility varies dramatically, and so does investor fear and panic selling — waxing when volatility rises, waning when it falls. Recent studies have pointed to demographics as an important driver of panic selling. The theory is that as people get closer to retirement, the prospects of a large (20%-30%) loss in financial assets can have a much more pronounced effect on their sense of well-being. Wealth preservation instincts kick in much more quickly than for younger (and typically less wealthy) savers.

The reality is that there is little opportunity for return without volatility. Therefore, the bogeyman effect of holding long-term savings in cash to avoid volatility (the financial equivalent of hiding under the sheets) is detrimental to achieving long-term goals. This effect tends to be more pronounced during the episodic spikes in volatility. The significant spike in volatility in 2008 and 2009 led to significant withdrawals from long-term investment funds over the same period. Less pronounced effects can also be seen when comparing 2001-2003 and 2011-2012. Conversely, flows picked up when volatility returned to “normal” levels. Investor behavior of this type is consistent with the three behavioral biases.

I believe average volatility will be higher over the next 10 years than the last 10 years and episodic spikes will increase in frequency because sustainable economic growth will be structurally lower and geopolitical risk higher than any time since World War II. Low growth creates uncertainty while loss aversion will make investors fear that we are one economic mishap or geopolitical event away from no growth or recession. The result will be higher volatility on average. Negativity bias will tend to exacerbate “spike” reactions to event-driven geopolitical news, and the volatility bogeyman will appear more often. Assuming the behavioral biases continue, investor returns are likely to be very disappointing regardless of the total return generated by financial markets due to the bogeyman effect.

To mitigate this effect, we need to focus on portfolio construction and an improved understanding of diversification. I accept that equities are likely to offer the highest return over the next 10 years, but they also offer the highest volatility. Many portfolio construction optimization tools use historical average volatility, which is likely to underestimate the volatility investors will face. The bogeyman emerges when individual asset class volatility spikes and cross correlations rise, the combination of which increases overall portfolio volatility far beyond expectation. Diversification is meant to protect investors against volatility, but what’s the point of owning lots of investments if the volatility bogeyman has not been properly estimated?

Most importantly, portfolios should be constructed to properly represent the behavioral risk-return tradeoff of investors, remembering that they won’t stay invested to realize the return if we get the risk tolerance wrong. In a low growth, higher volatility world, the emphasis is shifting to return consistency rather than return maximization, and investors are

Semiannual Report 2016

PRESIDENT’S MESSAGE (continued)

best served through investment approaches that appreciate that distinction. Even though it’s a permanent feature of financial markets, volatility is less likely to be the bogeyman we all fear if portfolios are constructed with this understanding.

Please visit blog.columbiathreadneedleus.com/latest-perspectives to read the entire article.

Investors should consider the investment objectives, risks, charges and expenses of a mutual fund carefully before investing. For a free prospectus and summary prospectus, which contains this and other important information about a fund, visit investor.columbiathreadneedleus.com. The prospectus should be read carefully before investing.

The views expressed are as of April 2016, may change as market or other conditions change, and may differ from views expressed by other Columbia Management Investment Advisers, LLC (CMIA) associates or affiliates. Actual investments or investment decisions made by CMIA and its affiliates, whether for its own account or on behalf of clients, will not necessarily reflect the views expressed. This information is not intended to provide investment advice and does not account for individual investor circumstances. Investment decisions should always be made based on an investor’s specific financial needs, objectives, goals, time horizon and risk tolerance. Asset classes described may not be suitable for all investors.

Past performance does not guarantee future results, and no forecast should be considered a guarantee either. Since economic and market conditions change frequently, there can be no assurance that the trends described here will continue or that the forecasts are accurate.

Diversification does not guarantee a profit or protect against loss.

Columbia Funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

© 2016 Columbia Management Investment Advisers, LLC. All rights reserved.

Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

TABLE OF CONTENTS

Fund Investment Manager

Columbia Management Investment

Advisers, LLC

225 Franklin Street

Boston, MA 02110

Fund Distributor

Columbia Management Investment

Distributors, Inc.

225 Franklin Street

Boston, MA 02110

Fund Transfer Agent

Columbia Management Investment

Services Corp.

P.O. Box 8081

Boston, MA 02266-8081

For more information about any of the funds, please visit investor.columbiathreadneedleus.com or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■	Columbia Short Term Bond Fund (the Fund) Class A shares returned 0.93% excluding sales charges for the six-month period that ended September 30, 2016.

■	The Fund outperformed its benchmark, the Bloomberg Barclays 1-3 Year Government/Credit Index, which returned 0.69% for the same time period.

Average Annual Total Returns (%) (for period ended September 30, 2016)
	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class A	10/02/92
Excluding sales charges		0.93	1.35	1.10	2.45
Including sales charges		-0.07	0.34	0.90	2.35
Class B	06/07/93
Excluding sales charges		0.78	0.94	0.65	1.86
Including sales charges		-2.22	-2.06	0.65	1.86
Class C	10/02/92
Excluding sales charges		0.55	0.66	0.64	2.07
Including sales charges		-0.45	-0.34	0.64	2.07
Class I*	09/27/10	1.14	1.66	1.48	2.78
Class K*	03/07/11	0.99	1.46	1.19	2.54
Class R*	09/27/10	0.81	0.99	0.83	2.17
Class R4*	11/08/12	0.96	1.50	1.34	2.71
Class R5*	11/08/12	1.01	1.61	1.40	2.74
Class W*	09/27/10	0.93	1.25	1.08	2.44
Class Y*	07/15/09	1.14	1.66	1.49	2.79
Class Z	09/30/92	1.06	1.50	1.34	2.71
Bloomberg Barclays 1-3 Year Government/Credit Index		0.69	1.31	1.05	2.59

Returns for Class A are shown with and without the maximum initial sales charge of 1.00%. Returns for Class B are shown with and without the applicable contingent deferred sales charge (CDSC) of 3.00% in the first year, declining to 1.00% in the sixth year and eliminated thereafter. Returns for Class C are shown with and without the 1.00% CDSC for the first year only. The Fund’s other classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting investor.columbiathreadneedleus.com or calling 800.345.6611.

*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit investor.columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

The Bloomberg Barclays 1-3 Year Government/Credit Index consists of Treasury or government agency securities and investment grade corporate debt securities with maturities of one to three years. Effective August 24, 2016, the Barclays 1-3 Year Government/Credit Index was rebranded as the Bloomberg Barclays 1-3 Year Government/Credit Index.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2016	3

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OVERVIEW

(Unaudited)

Portfolio Management

Leonard Aplet, CFA

Gregory Liechty

Ronald Stahl, CFA

Portfolio Breakdown (%) (at September 30, 2016)
Asset-Backed Securities — Non-Agency	20.2
Commercial Mortgage-Backed Securities — Agency	10.2
Commercial Mortgage-Backed Securities — Non-Agency	4.1
Corporate Bonds & Notes	37.6
Foreign Government Obligations	0.9
Inflation-Indexed Bonds	2.0
Money Market Funds	2.9
Municipal Bonds	0.4
Residential Mortgage-Backed Securities — Agency	4.0
Residential Mortgage-Backed Securities — Non-Agency	3.8
U.S. Government & Agency Obligations	6.0
U.S. Treasury Obligations	7.9
Total	100.0

Percentages indicated are based upon total investments. The Fund’s portfolio composition is subject to change.

Quality Breakdown (%) (at September 30, 2016)
AAA rating	54.8
AA rating	7.4
A rating	17.2
BBB rating	20.3
BB rating	0.0	(a)
B rating	0.3
D rating	0.0	(a)
Total	100.0

Percentages indicated are based upon total fixed income investments (excluding Money Market Funds).

(a)	Rounds to zero.

Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

UNDERSTANDING YOUR FUND’S EXPENSES

(Unaudited)

As an investor, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing Your Fund’s Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare With Other Funds” below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.

April 1, 2016 – September 30, 2016

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund’s Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,009.30	1,021.06	4.03	4.05	0.80
Class B	1,000.00	1,000.00	1,007.80	1,019.55	5.54	5.57	1.10
Class C	1,000.00	1,000.00	1,005.50	1,018.05	7.04	7.08	1.40
Class I	1,000.00	1,000.00	1,011.40	1,023.06	2.02	2.03	0.40
Class K	1,000.00	1,000.00	1,009.90	1,021.56	3.53	3.55	0.70
Class R	1,000.00	1,000.00	1,008.10	1,019.80	5.29	5.32	1.05
Class R4	1,000.00	1,000.00	1,009.60	1,022.31	2.77	2.79	0.55
Class R5	1,000.00	1,000.00	1,010.10	1,022.81	2.27	2.28	0.45
Class W	1,000.00	1,000.00	1,009.30	1,021.06	4.03	4.05	0.80
Class Y	1,000.00	1,000.00	1,011.40	1,023.06	2.02	2.03	0.40
Class Z	1,000.00	1,000.00	1,010.60	1,022.31	2.77	2.79	0.55

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2016	5

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS

September 30, 2016 (Unaudited)

(Percentages represent value of investments compared to net assets)

Corporate Bonds & Notes 37.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AEROSPACE & DEFENSE 0.7%
L-3 Communications Corp.
10/15/19	5.200%	6,160,000	6,745,132

Lockheed Martin Corp.
11/23/18	1.850%	6,325,000	6,400,774

Total			13,145,906

AUTOMOTIVE 0.4%
Ford Motor Credit Co. LLC
01/16/18	2.375%	7,500,000	7,560,885

BANKING 12.0%
American Express Credit Corp.(a)
03/18/19	1.407%	8,000,000	8,013,488

BB&T Corp.(a)
05/01/19	1.287%	8,000,000	8,016,872

Bank of America Corp.(a)
04/01/19	1.716%	21,500,000	21,578,733

Bank of Montreal(a)
07/18/19	1.329%	7,300,000	7,307,585

Bank of New York Mellon Corp. (The)(a)
05/22/18	1.191%	7,055,000	7,061,999

Bank of Nova Scotia (The)(a)
01/15/19	1.510%	4,800,000	4,818,350

Barclays Bank PLC(a)
02/17/17	1.384%	6,800,000	6,801,707

Bear Stearns Companies LLC (The)
02/01/18	7.250%	13,000,000	13,960,700

Capital One NA(a)
02/05/18	1.458%	7,500,000	7,508,063

Citigroup, Inc.
12/07/18	2.050%	13,350,000	13,451,086

Discover Bank
06/04/20	3.100%	5,500,000	5,656,651

Fifth Third Bank
02/28/18	1.450%	6,000,000	6,010,098

Goldman Sachs Group, Inc. (The)(a)
11/15/18	1.917%	13,000,000	13,104,910

HSBC USA, Inc.
08/07/18	2.000%	7,050,000	7,088,239

Huntington National Bank (The)
06/30/18	2.000%	6,000,000	6,047,310

ING Bank NV(a)(b)
03/22/19	1.996%	6,500,000	6,589,005

KeyBank NA
08/22/19	1.600%	6,425,000	6,422,263

Lloyds Bank PLC
03/28/17	4.200%	6,850,000	6,952,866

Manufacturers & Traders Trust Co.
01/30/19	2.300%	5,000,000	5,083,600

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley
04/01/18	6.625%	11,000,000	11,786,280

PNC Bank NA
01/28/19	2.200%	8,035,000	8,163,873

Regions Financial Corp.
02/08/21	3.200%	6,000,000	6,237,354

Royal Bank of Canada(a)
04/15/19	1.390%	7,000,000	7,030,443

Toronto-Dominion Bank (The)
01/22/19	1.950%	6,700,000	6,777,405

U.S. Bancorp(a)
11/15/18	1.307%	7,500,000	7,516,537

Wells Fargo & Co.(a)
04/23/18	1.345%	10,750,000	10,775,284

Westpac Banking Corp.(a)
12/01/17	1.212%	7,000,000	7,003,052

Total			226,763,753

CABLE AND SATELLITE 0.4%
NBCUniversal Enterprise, Inc.(a)(b)
04/15/18	1.365%	7,000,000	7,048,426

CHEMICALS 0.6%
Eastman Chemical Co.
01/15/20	2.700%	5,000,000	5,128,735

LyondellBasell Industries NV
04/15/19	5.000%	6,350,000	6,815,347

Total			11,944,082

CONSTRUCTION MACHINERY 0.6%
Caterpillar Financial Services Corp.
11/13/18	1.800%	5,500,000	5,548,180

John Deere Capital Corp.(a)
01/16/18	0.969%	5,394,000	5,396,395

Total			10,944,575

DIVERSIFIED MANUFACTURING 0.6%
General Electric Co.(a)
04/15/20	1.480%	12,000,000	12,093,864

ELECTRIC 2.6%
Dominion Resources, Inc.
06/15/18	1.900%	5,740,000	5,769,372

Duke Energy Corp.
08/15/17	1.625%	5,640,000	5,656,818

Emera US Finance LP(b)
06/15/19	2.150%	4,800,000	4,852,171

Exelon Corp.
06/15/20	2.850%	5,000,000	5,184,430

Nevada Power Co.
08/01/18	6.500%	4,143,000	4,523,456

The accompanying Notes to Financial Statements are an integral part of this statement.

6	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NextEra Energy Capital Holdings, Inc.
04/01/19	2.300%	6,250,000	6,349,162

Southern Co. (The)
07/01/19	1.850%	6,000,000	6,047,184

TransAlta Corp.
06/03/17	1.900%	6,000,000	6,004,260

WEC Energy Group, Inc.
06/15/18	1.650%	5,000,000	5,028,725

Total			49,415,578

FOOD AND BEVERAGE 2.2%
Anheuser-Busch InBev Finance, Inc.(a)
01/27/17	0.924%	6,000,000	6,001,818

ConAgra Foods, Inc.
03/15/18	2.100%	2,943,000	2,966,462

Diageo Capital PLC
05/11/17	1.500%	6,000,000	6,017,382

General Mills, Inc.
02/15/19	5.650%	5,000,000	5,476,515

Kraft Heinz Foods Co.
07/02/18	2.000%	6,000,000	6,055,356

Molson Coors Brewing Co.
07/15/19	1.450%	2,860,000	2,851,709

PepsiCo, Inc.(a)
02/22/19	1.401%	7,500,000	7,546,027

SABMiller Holdings, Inc.(b)
01/15/17	2.450%	4,832,000	4,846,486

Total			41,761,755

HEALTH CARE 1.3%
Becton Dickinson and Co.
12/15/19	2.675%	5,055,000	5,220,349

Cardinal Health, Inc.
06/15/18	1.950%	2,620,000	2,644,762

Express Scripts Holding Co.
06/15/19	2.250%	5,000,000	5,071,490

McKesson Corp.
03/10/17	1.292%	5,000,000	5,003,955

Medtronic, Inc.
03/15/20	2.500%	7,000,000	7,240,044

Total			25,180,600

HEALTHCARE INSURANCE 0.6%
Aetna, Inc.
06/07/19	1.900%	6,800,000	6,862,397

UnitedHealth Group, Inc.
12/15/17	1.400%	5,000,000	5,014,515

Total			11,876,912

INDEPENDENT ENERGY 0.6%
Canadian Natural Resources Ltd.
05/15/17	5.700%	5,668,000	5,800,484

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Woodside Finance Ltd.(b)
03/01/19	8.750%	4,326,000	4,940,893

Total			10,741,377

INTEGRATED ENERGY 0.5%
BP Capital Markets PLC(a)
11/07/16	1.208%	3,245,000	3,242,471
05/10/19	1.347%	4,486,000	4,488,405

Petro-Canada
05/15/18	6.050%	2,300,000	2,457,598

Total			10,188,474

LIFE INSURANCE 1.4%
American International Group, Inc.
07/16/19	2.300%	6,000,000	6,110,202

MetLife Global Funding I(b)
01/10/18	1.500%	7,000,000	7,019,215

Principal Life Global Funding II(b)
04/18/19	1.500%	6,400,000	6,396,026

Prudential Financial, Inc.
08/15/18	2.300%	7,101,000	7,225,800

Total			26,751,243

MEDIA AND ENTERTAINMENT 0.8%
21st Century Fox America, Inc.
10/17/16	8.000%	3,670,000	3,680,598

British Sky Broadcasting Group PLC(b)
02/15/18	6.100%	5,362,000	5,658,701

Scripps Networks Interactive, Inc.
11/15/19	2.750%	6,000,000	6,160,146

Thomson Reuters Corp.
10/15/19	4.700%	620,000	670,721

Total			16,170,166

METALS 0.4%
Vale Overseas Ltd.
01/11/22	4.375%	7,000,000	6,921,250

MIDSTREAM 1.8%
Columbia Pipeline Group, Inc.
06/01/20	3.300%	6,445,000	6,679,882

Enterprise Products Operating LLC
10/15/19	2.550%	2,825,000	2,875,745

Kinder Morgan Energy Partners LP
03/01/21	3.500%	7,265,000	7,501,454

Plains All American Pipeline LP/Finance Corp.
12/15/19	2.600%	6,085,000	6,131,952

TransCanada PipeLines Ltd.
01/15/19	3.125%	4,106,000	4,230,071

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	7

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Williams Partners LP
03/15/22	3.600%	6,000,000	6,104,220

Total			33,523,324

NATURAL GAS 0.6%
NiSource Finance Corp.
01/15/19	6.800%	5,144,000	5,727,978

Southern California Gas Co.
06/15/18	1.550%	5,500,000	5,535,662

Total			11,263,640

OIL FIELD SERVICES 0.3%
Noble Holding International Ltd.
08/01/20	4.900%	7,275,000	6,183,750

PHARMACEUTICALS 2.7%
AbbVie, Inc.
05/14/20	2.500%	5,550,000	5,658,081

Actavis Funding SCS
06/15/19	2.450%	6,449,000	6,594,947

Amgen, Inc.
05/22/19	2.200%	6,000,000	6,111,462

Gilead Sciences, Inc.
09/04/18	1.850%	5,000,000	5,051,665

Johnson & Johnson(a)
03/01/19	1.112%	7,500,000	7,523,858

Merck & Co, Inc.
05/18/18	1.300%	5,054,000	5,073,195

Roche Holdings, Inc.(a)(b)
09/30/19	1.178%	6,000,000	5,997,462

Shire Acquisitions Investments Ireland DAC
09/23/19	1.900%	8,265,000	8,260,760

Total			50,271,430

PROPERTY & CASUALTY 1.5%
Berkshire Hathaway Finance Corp.(a)
03/15/19	1.540%	7,350,000	7,449,174

CNA Financial Corp.
11/15/19	7.350%	3,853,000	4,442,363

Chubb INA Holdings, Inc.
02/15/17	5.700%	4,000,000	4,065,720

Hartford Financial Services Group, Inc. (The)
01/15/19	6.000%	4,500,000	4,904,320

Liberty Mutual Group, Inc.(b)
05/01/22	4.950%	6,000,000	6,695,160

Total			27,556,737

RAILROADS 0.2%
CSX Corp.
03/15/18	6.250%	4,000,000	4,273,512

Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
REFINING 0.3%
Marathon Petroleum Corp.
12/14/18	2.700%	5,260,000	5,373,505

RETAIL REIT 0.7%
Kimco Realty Corp.
02/01/18	4.300%	5,500,000	5,659,198

Simon Property Group LP
02/01/19	2.200%	6,675,000	6,803,787

Total			12,462,985

RETAILERS 0.7%
CVS Health Corp.
07/20/18	1.900%	6,350,000	6,411,443

Lowes Companies, Inc.(a)
09/10/19	1.265%	6,500,000	6,514,826

Total			12,926,269

TECHNOLOGY 1.5%
Apple, Inc.(a)
05/06/19	1.088%	7,500,000	7,527,345

Cisco Systems, Inc.(a)
03/01/19	1.342%	7,000,000	7,045,969

Hewlett Packard Enterprise Co.(b)
10/15/20	3.600%	6,000,000	6,295,338

Oracle Corp.(a)
01/15/19	1.260%	7,000,000	7,053,599

Total			27,922,251

TRANSPORTATION SERVICES 0.3%
ERAC U.S.A. Finance LLC(b)
10/15/17	6.375%	5,275,000	5,535,812

WIRELINES 1.6%
AT&T, Inc.
03/15/20	5.200%	5,275,000	5,848,820
06/30/20	2.450%	5,500,000	5,601,612

Deutsche Telekom International Finance BV
08/20/18	6.750%	5,000,000	5,488,870

Orange SA
07/08/19	5.375%	512,000	565,768

Telefonica Emisiones SAU
04/27/18	3.192%	4,000,000	4,094,400

Verizon Communications, Inc.
03/15/21	3.450%	8,000,000	8,523,912

Total			30,123,382

Total Corporate Bonds & Notes (Cost: $710,980,217)			715,925,443

The accompanying Notes to Financial Statements are an integral part of this statement.

8	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Residential Mortgage-Backed Securities — Agency 4.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
03/01/17 - 10/01/21	6.000%	357,161	380,906
04/01/17	6.500%	122,328	123,153
09/01/17 - 09/01/22	5.500%	2,472,090	2,629,809
11/01/17 - 07/01/25	5.000%	2,953,214	3,159,898
03/01/19 - 10/01/24	4.500%	1,534,570	1,641,470
06/01/21 - 09/01/26	3.500%	742,219	784,733
05/01/24 - 07/01/26	4.000%	2,700,439	2,860,485
03/01/31	3.000%	13,010,373	13,670,622

Federal Home Loan Mortgage Corp.(a)
03/01/34	2.887%	264,844	281,235
07/01/36	2.985%	8,190	8,634
08/01/36	2.942%	145,861	155,440
12/01/36	6.151%	43,204	45,218

Federal National Mortgage Association
06/01/17 - 08/01/17	6.000%	444,818	449,409
11/01/17 - 01/01/24	5.500%	4,696,319	5,075,064
07/01/22 - 08/01/24	5.000%	1,727,358	1,854,145
03/01/24 - 02/01/27	4.000%	5,930,081	6,307,402
12/01/25 - 09/01/26	3.500%	26,215	27,659
01/01/30 - 02/01/31	3.000%	28,638,364	30,087,153

Federal National Mortgage Association(a)
07/01/33	2.288%	29,255	29,528
04/01/36	3.080%	45,550	48,200
09/01/37	3.033%	36,946	37,909
CMO Series 2003-W11 Class A1
06/25/33	3.959%	22,935	23,986

Federal National Mortgage Association(c) CMO PO Series G-15 Class A
06/25/21	0.000%	3,176	3,097

Federal National Mortgage Association(d)
10/01/24	5.500%	377,920	410,687

Federal National Mortgage Association(e)
03/01/31	3.000%	5,409,148	5,685,071

Government National Mortgage Association
09/20/21	6.000%	60,559	63,898

Government National Mortgage Association(a)
07/20/18	3.000%	24,807	25,123
03/20/30	2.000%	25,643	26,595

Total Residential Mortgage-Backed Securities — Agency
(Cost: $74,888,788)			75,896,529

Residential Mortgage-Backed Securities — Non-Agency 3.9%
AMRESCO Residential Securities Corp. Mortgage Loan Trust CMO Series 1998-3 Class A7(a)
07/25/28	1.005%	14,774	13,185

COLT Mortgage Loan Trust(a)(b) CMO Series 2016-2 Class A1
09/25/46	2.750%	6,765,000	6,804,287

COLT Mortgage Loan Trust(b) CMO Series 2016-1 Class A1
05/25/46	3.000%	2,265,696	2,284,955

Residential Mortgage-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cityscape Home Equity Loan Trust CMO Series 1997-C Class A3(f)(g)
07/25/28	0.000%	607,537	1

Credit Suisse Mortgage Capital Certificates CMO Series 2009-9R Class 12A1(a)(b)
08/26/35	3.008%	2,429,692	2,430,414

First Alliance Mortgage Loan Trust CMO Series 1994-2 Class A2 (NPFGC)
06/25/25	6.680%	6,713	6,702

IMC Home Equity Loan Trust CMO Series 1997-3 Class A7
08/20/28	7.080%	25	25

JPMorgan Resecuritization Trust(a)(b) CMO Series 2009-12 Class 9A1
05/26/36	3.001%	2,298,195	2,302,282

JPMorgan Resecuritization Trust(b) CMO Series 2010-4 Class 3A2
04/26/35	4.500%	1,336,818	1,341,351

Mill City Mortgage Trust(b) CMO Series 2015-1 Class A1
06/25/56	2.230%	6,079,768	6,089,011
CMO Series 2016-1 Class A1
04/25/57	2.500%	5,611,453	5,647,085

Residential Funding Mortgage Securities II CMO Series 2003-HS3 Class A2B (NPFGC)(a)
08/25/33	0.815%	2,511	2,409

Springleaf Mortgage Loan Trust(b) CMO Series 2013-1A Class A
06/25/58	1.270%	2,109,104	2,110,105
CMO Series 2013-2A Class A
12/25/65	1.780%	2,932,610	2,919,278
CMO Series 2013-3A Class A
09/25/57	1.870%	6,421,047	6,386,093

Towd Point Mortgage Trust(a)(b) CMO Series 2016-2 Class A1
08/25/55	3.000%	9,275,125	9,495,591
Series 2016-3 Class A1
08/25/55	2.250%	4,812,715	4,810,529
CMO Series 2016-4 Class A1
07/25/56	2.250%	2,755,000	2,766,654

Towd Point Mortgage Trust(b) CMO Series 2015-4 Class A1
04/25/55	3.500%	6,123,590	6,329,177
CMO Series 2015-6 Class A1
04/25/55	3.500%	9,103,206	9,400,066

Wells Fargo Mortgage Loan Trust CMO Series 2010-RR4 Class 1A1(a)(b)
12/27/46	3.046%	1,438,774	1,427,949

Total Residential Mortgage-Backed Securities — Non-Agency
(Cost: $72,900,756)			72,567,149

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	9

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Commercial Mortgage-Backed Securities — Agency 10.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association Series 2011-20 Class A
04/16/32	1.883%	1,524,687	1,523,956
Series 2012-142 Class A
05/16/37	1.105%	6,844,374	6,739,076
Series 2012-4 Class A
05/16/40	2.120%	5,811,081	5,847,188
Series 2012-58 Class A
01/16/40	2.500%	11,150,903	11,289,430
Series 2012-89 Class A
01/16/36	1.537%	2,071,540	2,065,138
Series 2012-9 Class A
05/16/39	3.220%	374,930	376,691
Series 2013-118 Class AC
06/16/36	1.700%	4,306,054	4,276,848
Series 2013-12 Class A
10/16/42	1.410%	11,764,585	11,630,227
Series 2013-126 Class AB
04/16/38	1.540%	6,588,658	6,504,073
Series 2013-17 Class AF
11/16/43	1.210%	7,727,648	7,592,677
Series 2013-17 Class AH
10/16/43	1.558%	9,633,048	9,524,427
Series 2013-194 Class AB
05/16/38	2.250%	7,877,472	7,921,035
Series 2013-2 Class AB
12/16/42	1.600%	10,579,168	10,555,814
Series 2013-30 Class A
05/16/42	1.500%	7,126,337	7,082,416
Series 2013-32 Class AB
01/16/42	1.900%	5,448,868	5,459,748
Series 2013-33 Class A
07/16/38	1.061%	20,467,378	19,926,341
Series 2013-35 Class A
02/16/40	1.618%	6,468,669	6,396,093
Series 2013-40 Class A
10/16/41	1.511%	10,132,836	10,018,303
Series 2013-45 Class A
10/16/40	1.450%	4,613,400	4,570,804
Series 2013-50 Class AH
06/16/39	2.100%	10,659,156	10,666,329
Series 2013-57 Class A
06/16/37	1.350%	9,654,053	9,550,607
Series 2013-61 Class A
01/16/43	1.450%	12,171,729	11,976,528
Series 2014-135 Class AD
08/16/45	2.400%	2,938,207	2,951,962
Series 2015-109 Class A
02/16/40	2.528%	2,286,559	2,314,909
Series 2015-78 Class A
06/16/40	2.918%	4,927,288	5,022,237
Series 2015-85 Class AF
05/16/44	2.400%	5,427,262	5,479,310

Government National Mortgage Association(a) CMO Series 2015-71 Class DA
09/16/49	2.159%	7,674,202	7,703,982

Total Commercial Mortgage-Backed Securities — Agency
(Cost: $198,093,255)			194,966,149

Commercial Mortgage-Backed Securities — Non-Agency 4.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bear Stearns Commercial Mortgage Securities Trust Series 2006-PW14 Class A1A
12/11/38	5.189%	559,486	559,079
Series 2006-PW14 Class A4
12/11/38	5.201%	1,378,335	1,377,507
Series 2007-T26 Class A4
01/12/45	5.471%	4,136,943	4,166,729

Bear Stearns Commercial Mortgage Securities Trust(a) Series 2007-PW16 Class A4
06/11/40	5.910%	4,354,869	4,422,482

CFCRE Commercial Mortgage Trust Series 2016-C4 Class A1
05/10/58	1.501%	4,000,602	4,002,554

Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4 Class A4
12/11/49	5.322%	6,921,906	6,965,454

Colony Multifamily Mortgage Trust Series 2014-1 Class A(b)
04/20/50	2.543%	8,662,702	8,621,461

Commercial Mortgage Trust Series 2006-C8 Class A1A
12/10/46	5.292%	412,204	412,007

GS Mortgage Securities Trust Series 2014-GC20 Class A1
04/10/47	1.343%	1,440,506	1,440,030

JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-LD11 Class ASB(a)
06/15/49	5.940%	189,791	189,702

LB-UBS Commercial Mortgage Trust Series 2007-C2 Class A3
02/15/40	5.430%	9,289,764	9,366,522

Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5 Class A2
08/15/45	1.972%	11,204,249	11,244,701
Series 2013-C7 Class A2
02/15/46	1.863%	2,920,424	2,933,154
Series 2016-C29 Class A1
05/15/49	1.597%	4,389,388	4,395,927

SG Commercial Mortgage Securities Trust Series 2016-C5 Class A1
10/10/48	1.345%	7,527,140	7,500,640

Wachovia Bank Commercial Mortgage Trust Series 2006-C26 Class A3
06/15/45	6.011%	173,312	173,263
Series 2006-C29 Class A1A
11/15/48	5.297%	5,598,178	5,604,754

Wells Fargo Commercial Mortgage Trust Series 2016-C33 Class A1
03/15/59	1.775%	4,192,733	4,219,896

Total Commercial Mortgage-Backed Securities — Non-Agency
(Cost: $78,690,548)			77,595,862

Asset-Backed Securities — Non-Agency 20.4%
Access Group, Inc. Series 2004A Class A2(a)
04/25/29	0.975%	3,991,221	3,957,039

The accompanying Notes to Financial Statements are an integral part of this statement.

10	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust Series 2012-5 Class A
09/15/19	1.540%	18,487,000	18,540,825
Series 2014-5 Class A2
10/15/19	1.600%	14,200,000	14,250,188

AmeriCredit Automobile Receivables Trust Subordinated, Series 2013-4 Class B
09/10/18	1.660%	1,480,026	1,480,965

AmeriCredit Automobile Receivables Series 2015-4 Class A2A
04/08/19	1.260%	3,631,035	3,627,557

American Credit Acceptance Receivables Trust(b) Series 2015-2 Class A
06/12/19	1.570%	945,109	943,322
Series 2015-3 Class A
09/12/19	1.950%	1,580,975	1,584,660
Series 2016-1A Class A
05/12/20	2.370%	2,799,565	2,800,407
Series 2016-3 Class A
11/12/20	1.700%	5,467,435	5,462,737

Ascentium Equipment Receivables LLC Series 2015-2A Class A2(b)
12/11/17	1.570%	5,310,466	5,313,359

Ascentium Equipment Receivables Trust Series 2016-1A Class A2(b)
11/13/18	1.750%	3,500,000	3,509,558

BMW Floorplan Master Owner Trust Series 2015-1A Class A(a)(b)
07/15/20	1.024%	5,205,000	5,209,893

CCG Receivables Trust Series 2014-1 Class A2(b)
11/15/21	1.060%	1,229,029	1,227,613

CNH Equipment Trust Series 2016-C Class A2
02/18/20	1.260%	7,035,000	7,036,033

California Republic Auto Receivables Trust Series 2014-3 Class A3
11/15/18	1.090%	1,635,844	1,635,702

California Republic Auto Receivables Trust(b) Subordinated, Series 2012-1 Class B
01/16/18	1.760%	237,245	237,291

Capital Auto Receivables Asset Trust Series 2014-3 Class A2
12/20/17	1.180%	921,453	921,392

CarFinance Capital Auto Trust(b) Series 2014-1A Class A
12/17/18	1.460%	166,526	166,403
Series 2015-1A Class A
06/15/21	1.750%	3,017,524	3,004,650

Chase Issuance Trust Series 2013-A8 Class A8
10/15/18	1.010%	21,640,000	21,641,162

Chesapeake Funding II LLC Series 2016-1A Class A1(b)
03/15/28	2.110%	6,093,000	6,103,326

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chesapeake Funding LLC Series 2014-1A Class A(a)(b)
03/07/26	0.939%	7,485,251	7,483,354

Conn Funding II LP Series 2016-B Class A(b)(e)
10/15/18	3.730%	6,600,000	6,599,702

Conn’s Receivables Funding LLC Series 2016-A Class A(b)
04/16/18	4.680%	2,002,414	2,007,348

DT Auto Owner Trust(b) Series 2015-2A Class A
09/17/18	1.240%	559,818	559,837
Series 2015-3A Class A
03/15/19	1.660%	2,368,136	2,369,480

DT Auto Owner Trust(b)(e) Series 2016-4A Class A
11/15/19	1.440%	7,585,000	7,584,620

Dell Equipment Finance Trust Series 2016-1 Class A2(b)
09/24/18	1.430%	2,350,000	2,350,559

Diamond Resorts Owner Trust Series 2013-2 Class A(b)
05/20/26	2.270%	2,710,786	2,695,028

Discover Card Execution Note Trust Series 2014-A2 Class A2(a)
08/15/19	1.017%	8,750,000	8,754,567

Drive Auto Receivables Trust Series 2016-AA Class A3(b)
05/15/19	2.110%	6,940,000	6,949,291

EFS Volunteer LLC Series 2010-1 Class A1(a)(b)
10/26/26	1.565%	1,703,612	1,704,985

Enterprise Fleet Financing LLC(b) Series 2015-1 Class A2
09/20/20	1.300%	11,326,340	11,303,446
Series 2015-2 Class A2
02/22/21	1.590%	4,372,607	4,374,551
Series 2016-1 Class A2
09/20/21	1.830%	5,580,000	5,579,385
Series 2016-2 Class A2
02/22/22	1.740%	3,700,000	3,689,279

Exeter Automobile Receivables Trust(b) Series 2014-3A Class A
01/15/19	1.320%	1,160,527	1,158,860
Series 2015-1A Class A
06/17/19	1.600%	1,734,674	1,735,668
Series 2015-2A Class A
11/15/19	1.540%	1,769,504	1,763,355
Series 2015-3A Class A
03/16/20	2.000%	4,708,469	4,695,729
Series 2016-1A Class A
07/15/20	2.350%	3,683,757	3,688,208

First Investors Auto Owner Trust(b) Series 2013-2A Class A2
03/15/19	1.230%	60,266	60,263
Series 2015-1A Class A3
11/16/20	1.710%	3,430,000	3,437,269

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	11

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2015-2A Class A1
12/16/19	1.590%	1,589,484	1,589,947

Flagship Credit Auto Trust Series 2016-3 Class A1(b)
12/15/19	1.610%	4,771,923	4,768,088

Ford Credit Floorplan Master Owner Trust A Series 2014-4 Class A2(a)
08/15/19	0.874%	900,000	899,500

GMF Floorplan Owner Revolving Trust Series 2015-1 Class A2(a)(b)
05/15/20	1.024%	4,940,000	4,943,354

GreatAmerica Leasing Receivables Funding LLC(b) Series 2013-1 Class A4
05/15/18	1.160%	1,321,818	1,322,050
Series 2015-1 Class A2
06/20/17	1.120%	356,553	356,646

Hertz Fleet Lease Funding LP(a)(b) Series 2013-3 Class A
12/10/27	1.068%	3,415,752	3,417,253
Series 2014-1 Class A
04/10/28	0.918%	4,911,651	4,913,319

Hertz Fleet Lease Funding LP(b) Series 2016-1 Class A2
04/10/30	1.960%	3,000,000	3,002,036

Hertz Vehicle Financing LLC Series 2016-3A Class A(b)
07/25/20	2.270%	6,150,000	6,159,181

Hilton Grand Vacations Trust(b) Series 2013-A Class A
01/25/26	2.280%	5,501,351	5,511,545
Series 2014-AA Class A
11/25/26	1.770%	5,612,672	5,554,400

Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2(b)
03/15/21	1.810%	5,000,000	5,009,661

KeyCorp Student Loan Trust Series 1999-A Class A2(a)
12/27/29	1.183%	182,095	181,235

MMAF Equipment Finance LLC(b) Series 2015-AA Class A2
09/18/17	0.960%	791,710	791,448
Series 2016-AA Class A1
05/15/17	0.750%	1,928,634	1,926,855

MVW Owner Trust(b) Series 2014-1A Class A
09/22/31	2.250%	2,063,729	2,064,646
Series 2015-1A Class A
12/20/32	2.520%	3,404,468	3,421,957
Series 2016-1A Class A
12/20/33	2.250%	5,690,834	5,679,825

Montana Higher Education Student Assistance Corp. Series 2006-1 Class A(a)
03/20/24	0.957%	1,134,961	1,131,047

Navient Private Education Loan Trust Series 2015-AA Class A1(a)(b)
12/15/21	1.024%	1,656,856	1,655,656

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Navient Student Loan Trust(a)(b) Series 2014-AA Class A1
05/16/22	1.004%	214,722	214,679
Series 2016-3A Class A1
06/25/65	1.124%	2,697,501	2,700,829

Navitas Equipment Receivables LLC Series 2016-1 Class A2(b)
06/15/21	2.200%	4,058,000	4,058,239

New York City Tax Lien Trust(b) Series 2015-A Class A
11/10/28	1.340%	758,072	756,694
Series 2016-A Class A
11/10/29	1.470%	3,650,000	3,650,000

OneMain Direct Auto Receivables Trust Series 2016-1A Class A(b)
01/15/21	2.040%	2,117,616	2,124,084

PFS Tax Lien Trust Series 2014-1 Class NOTE(b)
05/15/29	1.440%	1,305,655	1,298,576

Panhandle-Plains Higher Education Authority, Inc. Series 2011-2 Class A1(a)
07/01/21	1.346%	377,855	377,644

Prestige Auto Receivables Trust(b) Series 2015-1 Class A2
02/15/19	1.090%	453,852	453,789
Series 2016-1A Class A3
06/15/20	1.990%	4,250,000	4,262,549

SLM Private Credit Student Loan Trust(a) Series 2003-A Class A2
09/15/20	1.290%	1,192,898	1,190,224
Series 2004-B Class A2
06/15/21	1.050%	1,544,189	1,540,915

SLM Private Education Loan Trust(a)(b) Series 2012-A Class A1
08/15/25	1.924%	448,486	449,316
Series 2013-A Class A1
08/15/22	1.124%	1,388,442	1,388,117
Series 2013-B Class A1
07/15/22	1.174%	5,327,632	5,319,115
Series 2013-C Class A1
02/15/22	1.374%	439,948	439,948
Series 2014-A Class A1
07/15/22	1.124%	1,406,985	1,406,079

SLM Private Education Loan Trust(b) Series 2012-A Class A2
01/17/45	3.830%	5,875,000	6,079,194

SLM Student Loan Trust(a) Series 2012-6 Class A2
09/25/19	0.804%	1,859,917	1,858,929

SLM Student Loan Trust(a)(b) Series 2003-12 Class A5
09/15/22	1.130%	243,905	243,188

SMART ABS Series Trust Series 2015-3US Class A2B(a)
04/16/18	1.278%	6,516,144	6,514,589

The accompanying Notes to Financial Statements are an integral part of this statement.

12	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMART ABS Trust Series 2015-1US Class A2A
08/14/17	0.990%	357,860	357,823

SMART ABS Trust(a) Series 2014-1US Class A3B
02/14/18	0.928%	2,196,842	2,194,930

SMB Private Education Loan Trust Series 2015-B Class A1(a)(b)
02/15/23	1.224%	1,616,050	1,616,294

SVO VOI Mortgage LLC Series 2012-AA Class A(b)
09/20/29	2.000%	1,194,102	1,191,656

Santander Drive Auto Receivables Trust Series 2015-1 Class A3
02/15/19	1.270%	10,839,878	10,835,262

Sierra Timeshare Receivables Funding Co. LLC(b) Series 2011-3A Class A
07/20/28	3.370%	838,354	840,111
Series 2012-1A Class A
11/20/28	2.840%	1,560,919	1,564,369
Series 2012-3A Class A
08/20/29	1.870%	621,160	621,365

Sierra Timeshare Receivables Funding LLC Series 2013-1A Class A(b)
11/20/29	1.590%	989,180	987,417

SoFi Professional Loan Program LLC(b) Series 2016-B Class A2A
03/25/31	1.680%	3,048,045	3,051,025
Series 2016-C Class A2A
05/25/31	1.480%	4,328,068	4,320,647

South Texas Higher Education Authority, Inc. Series 2012-1 Class A1(a)
10/01/20	1.125%	665,453	665,440

TAL Advantage V LLC Series 2014-2A Class A1(b)
05/20/39	1.700%	3,073,708	3,032,368

TCF Auto Receivables Owner Trust(b) Series 2015-1A Class A2
08/15/18	1.020%	465,367	465,323
Series 2015-2A Class A2
01/15/19	1.640%	4,429,201	4,425,964
Series 2016-1A Class A2
11/15/19	1.390%	5,350,000	5,349,634

Verizon Owner Trust Series 2016-1A Class A(b)
01/20/21	1.420%	3,600,000	3,606,761

Volvo Financial Equipment LLC Series 2016-1A Class A2(b)
10/15/18	1.440%	2,750,000	2,753,555

Wells Fargo Dealer Floorplan Master Note Trust(a) Series 2014-1 Class A
07/20/19	0.912%	6,170,000	6,159,742
Series 2014-2 Class A
10/20/19	0.982%	5,075,000	5,077,720
Series 2015-1 Class A
01/20/20	1.032%	3,440,000	3,432,194

Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(b) Series 2015-1A Class A2
03/15/18	1.170%	1,145,704	1,145,513
Series 2016-1A Class A2A
01/15/19	1.820%	2,583,958	2,582,384

Wheels SPV 2 LLC Series 2015-1A Class A2(b)
04/22/24	1.270%	1,976,202	1,977,344

World Omni Automobile Lease Securitization Trust Series 2016-A Class A2B(a)
02/15/19	0.934%	6,000,000	5,999,999

Total Asset-Backed Securities — Non-Agency
(Cost: $383,881,889)			384,080,052

Inflation-Indexed Bonds 2.0%
UNITED STATES 2.0%
U.S. Treasury Inflation-Indexed Bond
04/15/19	0.125%	37,634,415	38,275,103

Total Inflation-Indexed Bonds
(Cost: $37,686,526)			38,275,103

U.S. Treasury Obligations 8.0%
U.S. Treasury
12/31/19	1.625%	148,140,000	151,328,417

Total U.S. Treasury Obligations
(Cost: $151,638,287)			151,328,417

U.S. Government & Agency Obligations 6.0%
Federal Farm Credit Banks(a)
03/22/18	0.573%	19,850,000	19,850,576

Federal Home Loan Banks
05/24/17	0.875%	16,500,000	16,537,240

Federal National Mortgage Association
09/18/18	1.875%	75,075,000	76,606,830

Morocco Government AID Bond(a)(f)
05/01/23	0.344%	595,000	572,212

Total U.S. Government & Agency Obligations
(Cost: $113,128,601)			113,566,858

Foreign Government Obligations(h) 0.9%
CANADA 0.9%
Province of Ontario
02/14/18	1.200%	8,000,000	8,018,080

Province of Quebec
05/14/18	4.625%	9,000,000	9,514,269

Total			17,532,349

Total Foreign Government Obligations
(Cost: $17,490,698)			17,532,349

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	13

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Municipal Bonds 0.5%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
ILLINOIS 0.5%
State of Illinois Unlimited General Obligation Bonds Taxable Series 2011
03/01/17	5.365%	8,550,000	8,685,945

Total Municipal Bonds
(Cost: $8,654,672)			8,685,945

Money Market Funds 2.9%
	Shares	Value ($)

Columbia Short-Term Cash Fund, 0.382%(i)(j)	54,423,560	54,423,560

Total Money Market Funds
(Cost: $54,423,560)		54,423,560

Total Investments
(Cost: $1,902,457,797)		1,904,843,416

Other Assets & Liabilities, Net		(16,618,754)

Net Assets		1,888,224,662

At September 30, 2016, securities totaling $251,538 were pledged as collateral.

Investments in Derivatives

Futures Contracts Outstanding at September 30, 2016

Long Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 2-Year Note	640	USD	139,820,000	12/2016	38,848	—

Short Futures Contracts Outstanding

Contract Description	Number of Contracts	Trading Currency	Notional Market Value ($)	Expiration Date	Unrealized Appreciation ($)	Unrealized (Depreciation) ($)
U.S. Treasury 5-Year Note	(165)	USD	(20,050,078)	12/2016	—	(18,344)
U.S. Treasury 5-Year Note	(200)	USD	(24,303,125)	12/2016	—	(87,880)

Total			(44,353,203)		—	(106,224)

Notes to Portfolio of Investments

(a)	Variable rate security.

(b)	Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At September 30, 2016, the value of these securities amounted to $406,858,412 or 21.55% of net assets.

(c)	Principal Only (PO) represents the right to receive the principal portion only on an underlying pool of mortgage loans.

(d)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.

(e)	Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At September 30, 2016, the value of these securities amounted to $572,213, which represents 0.03% of net assets.

(g)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At September 30, 2016, the value of these securities amounted to $1, which represents less than 0.01% of net assets.

(h)	Principal and interest may not be guaranteed by the government.

(i)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended September 30, 2016 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	80,067,675	400,700,821	(426,344,936)	54,423,560	93,108	54,423,560

(j)	The rate shown is the seven-day current annualized yield at September 30, 2016.

The accompanying Notes to Financial Statements are an integral part of this statement.

14	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Abbreviation Legend

AID	Agency for International Development
CMO	Collateralized Mortgage Obligation
NPFGC	National Public Finance Guarantee Corporation

Currency Legend

USD	US Dollar

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

■

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Certain investments that have been measured at fair value using the net asset value per share (or its equivalent) are not categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to reconcile the fair value hierarchy to the amounts presented in the Portfolio of Investments. The Columbia Short-Term Cash Fund seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Investments in Columbia Short-Term Cash Fund may be redeemed on a daily basis without restriction.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	15

COLUMBIA SHORT TERM BOND FUND

PORTFOLIO OF INVESTMENTS (continued)

September 30, 2016 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund’s investments at September 30, 2016:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments

Corporate Bonds & Notes	—	715,925,443	—	715,925,443

Residential Mortgage-Backed Securities — Agency	—	75,896,529	—	75,896,529

Residential Mortgage-Backed Securities — Non-Agency	—	70,282,193	2,284,956	72,567,149

Commercial Mortgage-Backed Securities — Agency	—	194,966,149	—	194,966,149

Commercial Mortgage-Backed Securities — Non-Agency	—	77,595,862	—	77,595,862

Asset-Backed Securities — Non-Agency	—	377,480,350	6,599,702	384,080,052

Inflation-Indexed Bonds	—	38,275,103	—	38,275,103

U.S. Treasury Obligations	151,328,417	—	—	151,328,417

U.S. Government & Agency Obligations	—	112,994,646	572,212	113,566,858

Foreign Government Obligations	—	17,532,349	—	17,532,349

Municipal Bonds	—	8,685,945	—	8,685,945

Investments measured at net asset value

Money Market Funds	—	—	—	54,423,560

Total Investments	151,328,417	1,689,634,569	9,456,870	1,904,843,416

Derivatives

Assets

Futures Contracts	38,848	—	—	38,848

Liabilities

Futures Contracts	(106,224)	—	—	(106,224)

Total	151,261,041	1,689,634,569	9,456,870	1,904,776,040

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

Derivative instruments are valued at unrealized appreciation (depreciation).

There were no transfers of financial assets between levels during the period.

The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.

The Fund’s assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. Certain residential mortgage backed securities, asset backed securities and U.S. Government and Agency Obligations classified as Level 3 securities are valued using the market approach. To determine fair value for these securities, management considered various factors which may have included, but were not limited to, estimated cash flows of the securities, discount rates observed in the market for similar assets as well as observed yields on securities management deemed comparable. Significant increases (decreases) to any of these inputs would result in a significantly lower (higher) fair value measurement. Generally, a change in observable yields on comparable securities would result in a directionally similar change to discount rates.

The accompanying Notes to Financial Statements are an integral part of this statement.

16	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

September 30, 2016 (Unaudited)

Assets

Investments, at value

Unaffiliated issuers (identified cost $1,848,034,237)	$1,850,419,856

Affiliated issuers (identified cost $54,423,560)	54,423,560

Total investments (identified cost $1,902,457,797)	1,904,843,416

Receivable for:

Investments sold on a delayed delivery basis	11,040

Capital shares sold	2,106,814

Dividends	14,316

Interest	6,476,765

Foreign tax reclaims	694

Variation margin	76,992

Expense reimbursement due from Investment Manager	3,410

Prepaid expenses	8,574

Other assets	37,634

Total assets	1,913,579,655

Liabilities

Due to custodian	1,500

Payable for:

Investments purchased	1,800,327

Investments purchased on a delayed delivery basis	19,864,829

Capital shares purchased	1,397,417

Dividend distributions to shareholders	1,638,285

Variation margin	60,000

Management services fees	21,757

Distribution and/or service fees	4,113

Transfer agent fees	222,571

Plan administration fees	1,578

Compensation of board members	254,543

Chief compliance officer expenses	58

Other expenses	88,015

Total liabilities	25,354,993

Net assets applicable to outstanding capital stock	$1,888,224,662

Represented by

Paid-in capital	$1,905,091,606

Undistributed net investment income	2,535,672

Accumulated net realized loss	(21,720,859)

Unrealized appreciation (depreciation) on:

Investments	2,385,619

Futures contracts	(67,376)

Total — representing net assets applicable to outstanding capital stock	$1,888,224,662

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	17

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF ASSETS AND LIABILITIES (continued)

September 30, 2016 (Unaudited)

Class A

Net assets	$357,358,920

Shares outstanding	35,643,361

Net asset value per share	$10.03

Maximum offering price per share(a)	$10.13

Class B

Net assets	$1,124,471

Shares outstanding	112,232

Net asset value per share	$10.02

Class C

Net assets	$66,571,072

Shares outstanding	6,654,025

Net asset value per share	$10.00

Class I

Net assets	$367,055,011

Shares outstanding	36,677,069

Net asset value per share	$10.01

Class K

Net assets	$3,561,058

Shares outstanding	355,898

Net asset value per share	$10.01

Class R

Net assets	$4,011,088

Shares outstanding	399,974

Net asset value per share	$10.03

Class R4

Net assets	$9,583,270

Shares outstanding	957,042

Net asset value per share	$10.01

Class R5

Net assets	$13,702,490

Shares outstanding	1,369,567

Net asset value per share	$10.00

Class W

Net assets	$6,786,007

Shares outstanding	676,704

Net asset value per share	$10.03

Class Y

Net assets	$21,957,710

Shares outstanding	2,193,946

Net asset value per share	$10.01

Class Z

Net assets	$1,036,513,565

Shares outstanding	103,553,225

Net asset value per share	$10.01

(a)	The maximum offering price per share is calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge of 1.00%.

The accompanying Notes to Financial Statements are an integral part of this statement.

18	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF OPERATIONS

Six Months Ended September 30, 2016 (Unaudited)

Net investment income
Income:

Dividends — affiliated issuers	$93,108

Interest	16,009,317

Total income	16,102,425

Expenses:

Management services fees	4,055,219

Distribution and/or service fees

Class A	456,235

Class B	6,203

Class C	351,829

Class R	9,312

Class W	8,644

Transfer agent fees

Class A	339,475

Class B	1,152

Class C	65,427

Class K	908

Class R	3,463

Class R4	9,188

Class R5	3,480

Class W	6,434

Class Z	990,987

Plan administration fees

Class K	4,525

Compensation of board members	46,759

Custodian fees	13,814

Printing and postage fees	52,388

Registration fees	72,028

Audit fees	18,211

Legal fees	13,874

Chief compliance officer expenses	58

Other	24,050

Total expenses	6,553,663

Fees waived or expenses reimbursed by Investment Manager and its affiliates	(710,781)

Fees waived by Distributor — Class B	(2,796)

Fees waived by Distributor — Class C	(52,897)

Expense reductions	(1,435)

Total net expenses	5,785,754

Net investment income	10,316,671

Realized and unrealized gain (loss) — net

Net realized gain (loss) on:

Investments	(1,778,840)

Futures contracts	(320,137)

Net realized loss	(2,098,977)

Net change in unrealized appreciation (depreciation) on:

Investments	11,041,102

Futures contracts	(10,939)

Net change in unrealized appreciation	11,030,163

Net realized and unrealized gain	8,931,186

Net increase in net assets resulting from operations	$19,247,857

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	19

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2016 (Unaudited)	Year Ended March 31, 2016
Operations

Net investment income	$10,316,671	$15,702,693

Net realized gain (loss)	(2,098,977)	3,400,409

Net change in unrealized appreciation (depreciation)	11,030,163	(8,331,603)

Net increase in net assets resulting from operations	19,247,857	10,771,499

Distributions to shareholders

Net investment income

Class A	(1,192,545)	(1,989,308)

Class B	(2,130)	(5,034)

Class C	(35,160)	(4,159)

Class I	(1,930,864)	(3,152,087)

Class K	(13,767)	(19,913)

Class R	(7,748)	(8,255)

Class R4	(44,488)	(68,742)

Class R5	(69,978)	(204,447)

Class W	(22,619)	(34,089)

Class Y	(116,332)	(116,517)

Class Z	(4,814,349)	(8,930,820)

Total distributions to shareholders	(8,249,980)	(14,533,371)

Decrease in net assets from capital stock activity	(42,800,767)	(406,034,988)

Total decrease in net assets	(31,802,890)	(409,796,860)

Net assets at beginning of period	1,920,027,552	2,329,824,412

Net assets at end of period	$1,888,224,662	$1,920,027,552

Undistributed net investment income	$2,535,672	$468,981

The accompanying Notes to Financial Statements are an integral part of this statement.

20	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity

Class A shares

Subscriptions(a)	3,186,802	31,892,400	9,014,602	89,617,739

Distributions reinvested	103,196	1,033,727	175,086	1,741,775

Redemptions	(4,907,190)	(49,113,279)	(13,433,596)	(133,614,254)

Net decrease	(1,617,192)	(16,187,152)	(4,243,908)	(42,254,740)

Class B shares

Subscriptions	3,596	35,947	12,250	121,732

Distributions reinvested	81	811	322	3,204

Redemptions(a)	(29,675)	(296,728)	(218,423)	(2,171,657)

Net decrease	(25,998)	(259,970)	(205,851)	(2,046,721)

Class C shares

Subscriptions	551,733	5,511,131	2,017,442	20,005,061

Distributions reinvested	2,625	26,254	301	2,997

Redemptions	(1,197,111)	(11,960,775)	(2,271,771)	(22,550,348)

Net decrease	(642,753)	(6,423,390)	(254,028)	(2,542,290)

Class I shares

Subscriptions	7,858,996	78,486,354	18,142,257	180,010,653

Distributions reinvested	193,134	1,930,805	317,409	3,151,994

Redemptions	(5,068,680)	(50,642,297)	(29,158,010)	(289,314,886)

Net increase (decrease)	2,983,450	29,774,862	(10,698,344)	(106,152,239)

Class K shares

Subscriptions	22,891	228,807	90,572	897,553

Distributions reinvested	1,374	13,732	2,000	19,850

Redemptions	(27,914)	(279,256)	(40,553)	(402,049)

Net increase (decrease)	(3,649)	(36,717)	52,019	515,354

Class R shares

Subscriptions	88,217	883,122	156,146	1,550,330

Distributions reinvested	392	3,927	364	3,625

Redemptions	(27,627)	(276,194)	(155,430)	(1,545,903)

Net increase	60,982	610,855	1,080	8,052

Class R4 shares

Subscriptions	49,589	496,198	509,604	5,057,882

Distributions reinvested	4,442	44,436	6,913	68,658

Redemptions	(150,956)	(1,508,392)	(360,044)	(3,572,507)

Net increase (decrease)	(96,925)	(967,758)	156,473	1,554,033

Class R5 shares

Subscriptions	208,636	2,084,840	3,835,310	38,058,924

Distributions reinvested	6,997	69,929	20,582	204,354

Redemptions	(277,667)	(2,773,521)	(7,796,996)	(77,527,137)

Net decrease	(62,034)	(618,752)	(3,941,104)	(39,263,859)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	21

COLUMBIA SHORT TERM BOND FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended September 30, 2016 (Unaudited)		Year Ended March 31, 2016
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity (continued)

Class W shares

Subscriptions	61,678	616,964	169,688	1,687,475

Distributions reinvested	2,255	22,590	3,421	34,036

Redemptions	(81,430)	(815,323)	(139,882)	(1,390,721)

Net increase (decrease)	(17,497)	(175,769)	33,227	330,790

Class Y shares

Subscriptions	1,642,001	16,342,515	3,263	32,400

Distributions reinvested	9,273	92,722	6,948	69,073

Redemptions	(163,771)	(1,635,903)	(1,612,035)	(16,015,843)

Net increase (decrease)	1,487,503	14,799,334	(1,601,824)	(15,914,370)

Class Z shares

Subscriptions	9,958,888	99,499,500	31,930,517	316,946,573

Distributions reinvested	84,377	843,991	150,642	1,496,018

Redemptions	(16,379,977)	(163,659,801)	(52,295,140)	(518,711,589)

Net decrease	(6,336,712)	(63,316,310)	(20,213,981)	(200,268,998)

Total net decrease	(4,270,825)	(42,800,767)	(40,916,241)	(406,034,988)

(a)	Includes conversions of Class B shares to Class A shares, if any.

The accompanying Notes to Financial Statements are an integral part of this statement.

22	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

	Six Months Ended September 30, 2016		Year Ended March 31,
Class A	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.97		$9.98		$9.98		$10.03		$9.95		$9.94

Income from investment operations:

Net investment income	0.04		0.06		0.07		0.08		0.10		0.15

Net realized and unrealized gain (loss)	0.05		(0.02)		0.02		(0.06)		0.08		0.03

Total from investment operations	0.09		0.04		0.09		0.02		0.18		0.18

Less distributions to shareholders:

Net investment income	(0.03)		(0.05)		(0.09)		(0.07)		(0.10)		(0.17)

Total distributions to shareholders	(0.03)		(0.05)		(0.09)		(0.07)		(0.10)		(0.17)

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)

Net asset value, end of period	$10.03		$9.97		$9.98		$9.98		$10.03		$9.95

Total return	0.93%		0.41%		0.86%		0.19%		1.79%		1.78%

Ratios to average net assets(b)

Total gross expenses	0.88	%(c)	0.89%		0.89%		0.89%		0.89%		0.89%

Total net expenses(d)	0.80	%(c)(e)	0.80	%(e)	0.80	%(e)	0.80	%(e)	0.79	%(e)	0.74	%(e)

Net investment income	0.87	%(c)	0.58%		0.75%		0.77%		1.00%		1.53%

Supplemental data

Net assets, end of period (in thousands)	$357,359		$371,442		$414,188		$479,831		$558,651		$641,835

Portfolio turnover	38%		73%		60%		81%		102%		76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	23

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class B	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.96		$9.97		$9.98		$10.02		$9.95		$9.93

Income from investment operations:

Net investment income	0.03		0.02		0.05		0.05		0.03		0.07

Net realized and unrealized gain (loss)	0.05		(0.01)		0.00	(a)	(0.05)		0.07		0.04

Total from investment operations	0.08		0.01		0.05		—		0.10		0.11

Less distributions to shareholders:

Net investment income	(0.02)		(0.02)		(0.06)		(0.04)		(0.03)		(0.09)

Total distributions to shareholders	(0.02)		(0.02)		(0.06)		(0.04)		(0.03)		(0.09)

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)

Net asset value, end of period	$10.02		$9.96		$9.97		$9.98		$10.02		$9.95

Total return	0.78%		0.10%		0.45%		(0.01%)		0.98%		1.12%

Ratios to average net assets(b)

Total gross expenses	1.63	%(c)	1.64%		1.64%		1.64%		1.64%		1.65%

Total net expenses(d)	1.10	%(c)(e)	1.10	%(e)	1.10	%(e)	1.10	%(e)	1.49	%(e)	1.49	%(e)

Net investment income	0.57	%(c)	0.23%		0.46%		0.47%		0.32%		0.75%

Supplemental data

Net assets, end of period (in thousands)	$1,124		$1,377		$3,431		$6,120		$11,495		$19,697

Portfolio turnover	38%		73%		60%		81%		102%		76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

24	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class C	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.95		$9.97		$9.98		$10.02		$9.94		$9.93

Income from investment operations:

Net investment income	0.01		(0.00	)(a)	0.02		0.05		0.07		0.13

Net realized and unrealized gain (loss)	0.05		(0.02)		0.01		(0.05)		0.08		0.02

Total from investment operations	0.06		(0.02)		0.03		—		0.15		0.15

Less distributions to shareholders:

Net investment income	(0.01)		(0.00	)(a)	(0.04)		(0.04)		(0.07)		(0.14)

Total distributions to shareholders	(0.01)		(0.00	)(a)	(0.04)		(0.04)		(0.07)		(0.14)

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)

Net asset value, end of period	$10.00		$9.95		$9.97		$9.98		$10.02		$9.94

Total return	0.55%		(0.19%)		0.25%		(0.02%)		1.47%		1.48%

Ratios to average net assets(b)

Total gross expenses	1.63	%(c)	1.64%		1.64%		1.64%		1.64%		1.62%

Total net expenses(d)	1.40	%(c)(e)	1.40	%(e)	1.30	%(e)	1.11	%(e)	1.10	%(e)	1.04	%(e)

Net investment income (loss)	0.27	%(c)	(0.02%)		0.25%		0.46%		0.69%		1.30%

Supplemental data

Net assets, end of period (in thousands)	$66,571		$72,602		$75,284		$88,042		$112,124		$129,511

Portfolio turnover	38%		73%		60%		81%		102%		76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	25

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class I	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$9.95		$9.96	$9.97	$10.01	$9.93	$9.93

Income from investment operations:

Net investment income	0.06		0.10	0.11	0.12	0.10	0.18

Net realized and unrealized gain (loss)	0.05		(0.02)	0.01	(0.05)	0.11	0.02

Total from investment operations	0.11		0.08	0.12	0.07	0.21	0.20

Less distributions to shareholders:

Net investment income	(0.05)		(0.09)	(0.13)	(0.11)	(0.13)	(0.20)

Total distributions to shareholders	(0.05)		(0.09)	(0.13)	(0.11)	(0.13)	(0.20)

Proceeds from regulatory settlements	—		—	—	—	—	0.00	(a)

Net asset value, end of period	$10.01		$9.95	$9.96	$9.97	$10.01	$9.93

Total return	1.14%		0.81%	1.16%	0.69%	2.15%	1.99%

Ratios to average net assets(b)

Total gross expenses	0.45	%(c)	0.44%	0.44%	0.44%	0.46%	0.44%

Total net expenses(d)	0.40	%(c)	0.39%	0.40%	0.41%	0.42%	0.44	%(e)

Net investment income	1.27	%(c)	0.96%	1.14%	1.17%	1.06%	1.80%

Supplemental data

Net assets, end of period (in thousands)	$367,055		$335,299	$442,260	$468,126	$308,394	$2,706

Portfolio turnover	38%		73%	60%	81%	102%	76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

26	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class K	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$9.95		$9.96	$9.96	$10.01	$9.93	$9.92

Income from investment operations:

Net investment income	0.05		0.07	0.08	0.09	0.11	0.14

Net realized and unrealized gain (loss)	0.05		(0.02)	0.02	(0.06)	0.08	0.04

Total from investment operations	0.10		0.05	0.10	0.03	0.19	0.18

Less distributions to shareholders:

Net investment income	(0.04)		(0.06)	(0.10)	(0.08)	(0.11)	(0.17)

Total distributions to shareholders	(0.04)		(0.06)	(0.10)	(0.08)	(0.11)	(0.17)

Proceeds from regulatory settlements	—		—	—	—	—	0.00	(a)

Net asset value, end of period	$10.01		$9.95	$9.96	$9.96	$10.01	$9.93

Total return	0.99%		0.51%	0.96%	0.29%	1.87%	1.83%

Ratios to average net assets(b)

Total gross expenses	0.74	%(c)	0.74%	0.74%	0.74%	0.72%	0.75%

Total net expenses(d)	0.70	%(c)	0.69%	0.70%	0.71%	0.70%	0.75	%(e)

Net investment income	0.97	%(c)	0.70%	0.84%	0.87%	1.10%	1.46%

Supplemental data

Net assets, end of period (in thousands)	$3,561		$3,577	$3,063	$3,220	$3,391	$4,205

Portfolio turnover	38%		73%	60%	81%	102%	76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	27

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class R	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.97		$9.98		$9.99		$10.03		$9.96		$9.94

Income from investment operations:

Net investment income	0.03		0.03		0.05		0.05		0.07		0.12

Net realized and unrealized gain (loss)	0.05		(0.01)		0.00	(a)	(0.05)		0.07		0.04

Total from investment operations	0.08		0.02		0.05		—		0.14		0.16

Less distributions to shareholders:

Net investment income	(0.02)		(0.03)		(0.06)		(0.04)		(0.07)		(0.14)

Total distributions to shareholders	(0.02)		(0.03)		(0.06)		(0.04)		(0.07)		(0.14)

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)

Net asset value, end of period	$10.03		$9.97		$9.98		$9.99		$10.03		$9.96

Total return	0.81%		0.16%		0.50%		0.04%		1.43%		1.60%

Ratios to average net assets(b)

Total gross expenses	1.13	%(c)	1.14%		1.14%		1.14%		1.14%		1.15%

Total net expenses(d)	1.05	%(c)(e)	1.05	%(e)	1.05	%(e)	1.05	%(e)	1.04	%(e)	0.99	%(e)

Net investment income	0.61	%(c)	0.32%		0.50%		0.52%		0.72%		1.22%

Supplemental data

Net assets, end of period (in thousands)	$4,011		$3,380		$3,373		$3,838		$4,691		$3,594

Portfolio turnover	38%		73%		60%		81%		102%		76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

28	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class R4	(Unaudited)		2016		2015		2014		2013(a)
Per share data
Net asset value, beginning of period	$9.96		$9.97		$9.97		$10.01		$10.01

Income from investment operations:

Net investment income	0.06		0.08		0.10		0.10		0.06

Net realized and unrealized gain (loss)	0.04		(0.01)		0.01		(0.05)		(0.02	)(b)

Total from investment operations	0.10		0.07		0.11		0.05		0.04

Less distributions to shareholders:

Net investment income	(0.05)		(0.08)		(0.11)		(0.09)		(0.04)

Total distributions to shareholders	(0.05)		(0.08)		(0.11)		(0.09)		(0.04)

Net asset value, end of period	$10.01		$9.96		$9.97		$9.97		$10.01

Total return	0.96%		0.66%		1.11%		0.54%		0.36%

Ratios to average net assets(c)

Total gross expenses	0.63	%(d)	0.64%		0.64%		0.64%		0.73	%(d)

Total net expenses(e)	0.55	%(d)(f)	0.55	%(f)	0.55	%(f)	0.55	%(f)	0.56	%(d)

Net investment income	1.12	%(d)	0.82%		0.98%		1.03%		1.97	%(d)

Supplemental data

Net assets, end of period (in thousands)	$9,583		$10,494		$8,945		$7,056		$194

Portfolio turnover	38%		73%		60%		81%		102%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	29

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class R5	(Unaudited)		2016	2015	2014	2013(a)
Per share data
Net asset value, beginning of period	$9.95		$9.96	$9.97	$10.01	$10.01

Income from investment operations:

Net investment income	0.06		0.09	0.11	0.11	0.04

Net realized and unrealized gain (loss)	0.04		(0.01)	0.00 (b)	(0.05)	0.00	(b)

Total from investment operations	0.10		0.08	0.11	0.06	0.04

Less distributions to shareholders:

Net investment income	(0.05)		(0.09)	(0.12)	(0.10)	(0.04)

Total distributions to shareholders	(0.05)		(0.09)	(0.12)	(0.10)	(0.04)

Net asset value, end of period	$10.00		$9.95	$9.96	$9.97	$10.01

Total return	1.01%		0.76%	1.11%	0.64%	0.40%

Ratios to average net assets(c)

Total gross expenses	0.50	%(d)	0.49%	0.49%	0.49%	0.51	%(d)

Total net expenses(e)	0.45	%(d)	0.44%	0.45%	0.46%	0.46	%(d)

Net investment income	1.22	%(d)	0.89%	1.09%	1.13%	1.13	%(d)

Supplemental data

Net assets, end of period (in thousands)	$13,702		$14,242	$53,516	$40,717	$25,258

Portfolio turnover	38%		73%	60%	81%	102%

Notes to Financial Highlights

(a)	Based on operations from November 8, 2012 (commencement of operations) through the stated period end.

(b)	Rounds to zero.

(c)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(d)	Annualized.

(e)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

The accompanying Notes to Financial Statements are an integral part of this statement.

30	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class W	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.97		$9.98		$9.99		$10.03		$9.96		$9.94

Income from investment operations:

Net investment income	0.04		0.06		0.07		0.08		0.08		0.15

Net realized and unrealized gain (loss)	0.05		(0.02)		0.01		(0.05)		0.09		0.04

Total from investment operations	0.09		0.04		0.08		0.03		0.17		0.19

Less distributions to shareholders:

Net investment income	(0.03)		(0.05)		(0.09)		(0.07)		(0.10)		(0.17)

Total distributions to shareholders	(0.03)		(0.05)		(0.09)		(0.07)		(0.10)		(0.17)

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)

Net asset value, end of period	$10.03		$9.97		$9.98		$9.99		$10.03		$9.96

Total return	0.93%		0.41%		0.76%		0.29%		1.69%		1.89%

Ratios to average net assets(b)

Total gross expenses	0.88	%(c)	0.89%		0.89%		0.89%		0.90%		0.90%

Total net expenses(d)	0.80	%(c)(e)	0.80	%(e)	0.80	%(e)	0.81	%(e)	0.81	%(e)	0.74	%(e)

Net investment income	0.87	%(c)	0.58%		0.74%		0.78%		0.82%		1.53%

Supplemental data

Net assets, end of period (in thousands)	$6,786		$6,922		$6,597		$7,009		$18,092		$8

Portfolio turnover	38%		73%		60%		81%		102%		76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	31

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class Y	(Unaudited)		2016	2015	2014	2013	2012
Per share data
Net asset value, beginning of period	$9.95		$9.96	$9.97	$10.01	$9.93	$9.92

Income from investment operations:

Net investment income	0.06		0.09	0.11	0.12	0.14	0.19

Net realized and unrealized gain (loss)	0.05		(0.01)	0.01	(0.05)	0.07	0.02

Total from investment operations	0.11		0.08	0.12	0.07	0.21	0.21

Less distributions to shareholders:

Net investment income	(0.05)		(0.09)	(0.13)	(0.11)	(0.13)	(0.20)

Total distributions to shareholders	(0.05)		(0.09)	(0.13)	(0.11)	(0.13)	(0.20)

Proceeds from regulatory settlements	—		—	—	—	—	0.00	(a)

Net asset value, end of period	$10.01		$9.95	$9.96	$9.97	$10.01	$9.93

Total return	1.14%		0.81%	1.16%	0.69%	2.15%	2.11%

Ratios to average net assets(b)

Total gross expenses	0.45	%(c)	0.44%	0.44%	0.44%	0.45%	0.44%

Total net expenses(d)	0.40	%(c)	0.40%	0.40%	0.41%	0.43%	0.44	%(e)

Net investment income	1.29	%(c)	0.88%	1.06%	1.17%	1.37%	1.93%

Supplemental data

Net assets, end of period (in thousands)	$21,958		$7,030	$22,996	$6,368	$9,129	$13,707

Portfolio turnover	38%		73%	60%	81%	102%	76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

32	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended September 30, 2016		Year Ended March 31,
Class Z	(Unaudited)		2016		2015		2014		2013		2012
Per share data
Net asset value, beginning of period	$9.95		$9.96		$9.97		$10.01		$9.94		$9.92

Income from investment operations:

Net investment income	0.06		0.08		0.10		0.10		0.12		0.18

Net realized and unrealized gain (loss)	0.05		(0.02)		0.00	(a)	(0.05)		0.07		0.03

Total from investment operations	0.11		0.06		0.10		0.05		0.19		0.21

Less distributions to shareholders:

Net investment income	(0.05)		(0.07)		(0.11)		(0.09)		(0.12)		(0.19)

Total distributions to shareholders	(0.05)		(0.07)		(0.11)		(0.09)		(0.12)		(0.19)

Proceeds from regulatory settlements	—		—		—		—		—		0.00	(a)

Net asset value, end of period	$10.01		$9.95		$9.96		$9.97		$10.01		$9.94

Total return	1.06%		0.66%		1.01%		0.54%		1.94%		2.14%

Ratios to average net assets(b)

Total gross expenses	0.63	%(c)	0.64%		0.64%		0.64%		0.64%		0.62%

Total net expenses(d)	0.55	%(c)(e)	0.55	%(e)	0.55	%(e)	0.55	%(e)	0.53	%(e)	0.49	%(e)

Net investment income	1.12	%(c)	0.82%		1.00%		1.02%		1.25%		1.86%

Supplemental data

Net assets, end of period (in thousands)	$1,036,514		$1,093,664		$1,296,171		$1,537,794		$1,829,589		$2,099,898

Portfolio turnover	38%		73%		60%		81%		102%		76%

Notes to Financial Highlights

(a)	Rounds to zero.

(b)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Annualized.

(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)	The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2016	33

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS

September 30, 2016 (Unaudited)

Note 1. Organization

Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class A, Class B, Class C, Class I, Class K, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense and sales charge structure.

Class A shares are subject to a maximum front-end sales charge of 1.00% based on the initial investment amount. Class A shares purchased without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a contingent deferred sales charge (CDSC) if the shares are sold within 18 months after purchase, charged as follows: 1.00% CDSC if redeemed within 12 months after purchase, and 0.50% CDSC if redeemed more than 12, but less than 18, months after purchase.

Class B shares may be subject to a maximum CDSC of 3.00% based upon the holding period after purchase. Class B shares will generally convert to Class A shares eight years after purchase. The Fund no longer accepts investments by new or existing investors in the Fund’s Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund and exchanges by existing Class B shareholders of certain other funds within the Columbia Family of Funds.

Class C shares are subject to a 1.00% CDSC on shares redeemed within 12 months after purchase.

Class I shares are not subject to sales charges and are available only to the Columbia Family of Funds.

Class K shares are not subject to sales charges, however this share class is closed to new investors.

Class R shares are not subject to sales charges and are generally available only to certain retirement plans and other investors as described in the Fund’s prospectus.

Class R4 shares are not subject to sales charges and are generally available only to omnibus retirement plans and certain investors as described in the Fund’s prospectus.

Class R5 shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment professionals and omnibus retirement plans.

Class W shares are not subject to sales charges and are generally available only to investors purchasing through authorized investment programs managed by investment professionals, including discretionary managed account programs.

Class Y shares are not subject to sales charges and are generally available only to certain retirement plans as described in the Fund’s prospectus.

Class Z shares are not subject to sales charges and are generally available only to eligible investors, which are subject to different investment minimums as described in the Fund’s prospectus.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

Debt securities generally are valued by pricing services approved by the Board of Trustees (the Board) based

34	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized cost value, unless this method results in a valuation that management believes does not approximate market value.

Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of transactions, at the mean of the latest quoted bid and ask prices.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.

Derivative Instruments

The Fund invests in certain derivative instruments, as detailed below, to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.

A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and

Semiannual Report 2016	35

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the broker’s customers (including the Fund), potentially resulting in losses to the Fund.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives contract counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.

Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms are contract specific for over-the-counter derivatives. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

Certain ISDA Master Agreements allow counterparties to over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In addition to considering counterparty credit risk, the Fund would consider terminating the derivatives contracts based on whether termination would result in a net liability owed from the counterparty.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

Futures Contracts

Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commissions merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over

36	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.

Effects of Derivative Transactions in the Financial Statements

The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at September 30, 2016:

	Asset Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized appreciation on futures contracts	38,848	*

	Liability Derivatives
Risk Exposure Category	Statement of Assets and Liabilities Location	Fair Value ($)
Interest rate risk	Net assets — unrealized depreciation on futures contracts	106,224	*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended September 30, 2016:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(320,137)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Risk Exposure Category	Futures Contracts ($)
Interest rate risk	(10,939)

The following table provides a summary of the average outstanding volume by derivative instrument for the six months ended September 30, 2016:

Derivative Instrument	Average Notional Amounts ($)*
Futures contracts — Long	140,095,000
Futures contracts — Short	(31,338,906)

*	Based on the ending quarterly outstanding amounts for the six months ended September 30, 2016.

Asset- and Mortgage-Backed Securities

The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.

Delayed Delivery Securities

The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.

Treasury Inflation Protected Securities

The Fund may invest in treasury inflation protected securities (TIPS). The principal amount of TIPS is adjusted periodically and is increased for inflation or decreased for deflation based on a monthly published

Semiannual Report 2016	37

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

index. These adjustments are recorded as interest income in the Statement of Operations. Coupon payments are based on the adjusted principal at the time the interest is paid.

Interest Only and Principal Only Securities

The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income on the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recorded on the ex-dividend date.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income (including net short-term capital gains), if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

Guarantees and Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The

38	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Note 3. Fees and Other Transactions with Affiliates

Management Services Fees

The Fund entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s average daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended September 30, 2016 was 0.42% of the Fund’s average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company’s expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses.

Compensation of Board Members

Board members, who are not officers or employees of the Investment Manager or Ameriprise Financial, are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), these Board members may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan. All amounts payable under the Plan constitute a general unsecured obligation of the Fund.

Transfer Agency Fees

Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with Boston Financial Data Services (BFDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and BFDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).

The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, prior to October 1, 2016, the Transfer Agent also received sub-transfer agency fees based on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts (other than omnibus accounts for which American Enterprise Investment Services Inc. is the broker of record or accounts where the beneficial shareholder is a customer of Ameriprise Financial Services, Inc., for which the Transfer Agent receives a per account fee). Effective October 1, 2016, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the servicing agent or a cap established by the Board from time to time.

The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Class K and Class R5 shares are subject to an annual limitation of not more than 0.05% of the average daily net assets attributable to each share class. Class I and Class Y shares do not pay transfer agency fees.

For the six months ended September 30, 2016, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:

Class A	0.19%
Class B	0.19
Class C	0.19
Class K	0.05
Class R	0.19
Class R4	0.19

Semiannual Report 2016	39

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

Class R5	0.05%
Class W	0.19
Class Z	0.19

The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.

The lease and the Guaranty expire in January 2019. At September 30, 2016, the Fund’s total potential future obligation over the life of the Guaranty is $25,694. The liability remaining at September 30, 2016 for non-recurring charges associated with the lease amounted to $13,914 and is recorded as a part of the payable for other expenses in the Statement of Assets and Liabilities.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended September 30, 2016, these minimum account balance fees reduced total expenses of the Fund by $1,435.

Plan Administration Fees

Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund’s average daily net assets attributable to Class K shares for the provision of various administrative, recordkeeping, communication and educational services.

Distribution and Service Fees

The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.

Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee at the maximum annual rate of 0.25% of the average daily net assets attributable to Class B, Class C and Class W shares of the Fund and a monthly distribution fee at the maximum annual rate of 0.75%, 0.75%, 0.50% and 0.25% of the average daily net assets attributable to Class B, Class C, Class R and Class W shares of the Fund, respectively.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class B shares so that the distribution fee does not exceed 0.30% annually of the average daily net assets attributable to Class B shares. This arrangement may be modified or terminated by the Distributor at any time.

The Distributor has voluntarily agreed to waive a portion of the distribution fee for Class C shares so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated by the Distributor at any time.

Although the Fund may pay a distribution fee up to 0.25% of the Fund’s average daily net assets attributable to Class W shares and a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class W shares, the aggregate fee shall not exceed 0.25% of the Fund’s average daily net assets attributable to Class W shares.

Sales Charges

Sales charges, including front-end charges and CDSCs, received by the Distributor for distributing Fund shares were $51,330 for Class A, $73 for Class B and $1,175 for Class C shares for the six months ended September 30, 2016.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the periods disclosed below, unless sooner terminated at the sole discretion of the Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s

40	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

custodian, do not exceed the following annual rates as a percentage of the class’ average daily net assets:

	August 1, 2016 Through July 31, 2017	Prior to August 1, 2016
Class A	0.80%	0.80%
Class B	1.55	1.55
Class C	1.55	1.55
Class I	0.41	0.39
Class K	0.71	0.69
Class R	1.05	1.05
Class R4	0.55	0.55
Class R5	0.46	0.44
Class W	0.80	0.80
Class Y	0.41	0.39
Class Z	0.55	0.55

Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class B and Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At September 30, 2016, the cost of investments for federal income tax purposes was approximately $1,902,458,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$9,432,000
Unrealized depreciation	(7,047,000)
Net unrealized appreciation	$2,385,000

The following capital loss carryforwards, determined as of March 31, 2016, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2017	18,644,660

Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund has elected to treat post-October capital losses of $757,517 as arising on April 1, 2016.

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $722,176,547 and $746,131,620, respectively, for the six months ended September 30, 2016, of which $200,712,639 and $216,715,563, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the

Semiannual Report 2016	41

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. Effective October 1, 2016, the Affiliated MMF prices its shares with a floating net asset value (NAV) and no longer seeks to maintain a stable NAV. In addition, the Board of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.

Note 7. Line of Credit

The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, that permits collective borrowings up to $1 billion. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended September 30, 2016.

Note 8. Significant Risks

Shareholder Concentration Risk

At September 30, 2016, one unaffiliated shareholder of record owned 48.0% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 35.0% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid or more liquid positions, resulting in Fund losses and the Fund holding a higher percentage of less liquid or illiquid securities. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.

Mortgage- and Other Asset-Backed Securities Risk

The value of any mortgage-backed and other asset-backed securities held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to prepayment risk, which is the possibility that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.

Credit Risk

Credit risk is the risk that the value of debt securities in the Fund’s portfolio may decline because the issuer may default and fail to pay interest or repay principal when due. Rating agencies assign credit ratings to debt securities to indicate their credit risk. Lower rated or unrated debt securities held by the Fund may present increased credit risk as compared to higher-rated debt securities.

Interest Rate Risk

Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest

42	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

NOTES TO FINANCIAL STATEMENTS (continued)

September 30, 2016 (Unaudited)

rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates.

Liquidity Risk

Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.

Note 9. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 10. Information Regarding Pending and Settled Legal Proceedings

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2016	43

COLUMBIA SHORT TERM BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Threadneedle or the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Short Term Bond Fund (the Fund). Under a management agreement (the Management Agreement), Columbia Threadneedle provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement. Columbia Threadneedle prepared detailed reports for the Board and its Contracts Committee in February, March and April 2016, including reports providing the results of analyses performed by an independent organization, Broadridge Financial Solutions, Inc. (Broadridge), and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. Many of the materials presented in February, March and April were first supplied in draft form to designated independent Board representatives, i.e., Independent Legal Counsel, the Chair of the Board and/or the Chair of the Contracts Committee, and the final materials were revised to contain information reflective of discussion and subsequent requests made by the Contracts Committee. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Threadneedle addressing the services Columbia Threadneedle provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees, such as the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Management Agreement.

The Board, at its June 13-15, 2016 in-person Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of management agreements and the Board’s legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

Nature, Extent and Quality of Services Provided by Columbia Threadneedle

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Threadneedle, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Threadneedle, including, in particular, the relatively recent change in the leadership of equity department oversight, improvements in technology research and the use of research analysts’ model portfolios to highlight best ideas and improve implementation. The Independent Trustees further noted the restructured investment risk management department and its additional resources, including the new head of multi-asset investment risk. They also observed the relatively recent 5P leadership transition, and the additional staff and resources dedicated to the 5P team. The Board also noted the broad scope of services provided by Columbia Threadneedle to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Threadneedle’s ability to attract and retain key portfolio management personnel.

In connection with the Board’s evaluation of the overall package of services provided by Columbia Threadneedle, the Board also considered the nature, quality and range of administrative services provided to the Fund by Columbia Threadneedle, as well as the achievements in 2015 in the performance of administrative services, and noted the various enhancements anticipated for 2016. In evaluating the quality of services provided under the Management Agreement, the Independent Trustees also took into account the organization and strength of the Fund’s and its service providers’ compliance programs. In addition, the Board reviewed the financial condition of Columbia Threadneedle and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet.

44	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

The Board also discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by Columbia Threadneedle), noting that no material changes are proposed from the form of agreement previously approved. They also noted the wide array of legal and compliance services provided to the Funds. It was also observed that the services being performed under the Management Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Threadneedle and its affiliates are in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Management Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund’s investment performance was appropriate in light of the particular management style involved and the particular market environment.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Threadneedle and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the Management Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to Columbia Threadneedle’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by Columbia Threadneedle and discussed differences in how the products are managed and operated, noting no unreasonable differences in the levels of contractual fees.

The Board considered the reports of its independent fee consultant, JDL Consultants, LLC (JDL), which assisted in its analysis of the Funds’ performance and expenses, the reasonableness of the Funds’ fee rates, the reasonableness of Columbia Threadneedle’s profitability, and JDL’s conclusion that the management fees being charged to the Fund are reasonable. The Board accorded particular weight to the notion that the level of fees should generally reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the “pricing philosophy” currently in effect (i.e., that the total expense ratio of the Fund is generally no higher than the median expense ratio of funds in the comparison universe of the Fund). The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio. Based on its review, the Board concluded that the Fund’s management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Threadneedle and its affiliates in connection with Columbia Threadneedle providing management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Threadneedle and Ameriprise Financial from managing, operating and distributing the Funds. The Board took into account JDL’s conclusion that 2015 Columbia Threadneedle profitability, relative to industry competitors, was reasonable. It also considered that in 2015 the Board had concluded that 2014 profitability was reasonable and that Columbia Threadneedle generated 2015 profitability that only slightly exceeded 2014 levels. It also took into account the indirect economic benefits flowing to Columbia Threadneedle or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Semiannual Report 2016	45

COLUMBIA SHORT TERM BOND FUND

APPROVAL OF MANAGEMENT AGREEMENT (continued)

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Threadneedle as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board concluded that the breakpoints in the management fee rate schedule satisfactorily provides for the sharing of economies of scale, as they allow for adequate opportunity for shareholders to realize benefits (fee breaks) as Fund assets grow.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the management fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 15, 2016, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.

46	Semiannual Report 2016

COLUMBIA SHORT TERM BOND FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

Each fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 800.345.6611 and additional reports will be sent to you.

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting investor.columbiathreadneedleus.com; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting investor.columbiathreadneedleus.com, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund’s complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2016	47

Columbia Short Term Bond Fund

P.O. Box 8081

Boston, MA 02266-8081

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to investor.columbiathreadneedleus.com. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2016 Columbia Management Investment Advisers, LLC.

investor.columbiathreadneedleus.com

SAR222_03_F01_(11/16)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)	The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)	There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	November 21, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	November 21, 2016